Provisions, income tax liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2020	2019	2018
Provisions	7,219	7,353	6,883
Other non-current liabilities(a)	317	288	323
Total	7,536	7,641	7,206
(a) Includes derivative financial instruments: €92 million as of December 31, 2020, €10 million as of December 31, 2019, €7 million as of December 31, 2018.

Summary of Movements in Non-current Provisions
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)		Total
Balance at January 1, 2018	3,959		750	514	1,975		7,198
Changes in scope of consolidation	(6)		(2)	—	37		29
Increases in provisions	251	(a)	93	387	306	(b)	1,037
Provisions utilized	(529)	(a)	(101)	(3)	(160)		(793)
Reversals of unutilized provisions	(36)	(a)	(5)	(15)	(190)		(246)
Transfers	(22)		10	(251)	(26)		(289)
Net interest related to employee benefits, and unwinding of discount	70		4	—	24		98
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	36		12	—	2		50
Actuarial gains and losses on defined-benefit plans(c)	(201)		—	—	—		(201)
Balance at December 31, 2018	3,522		761	632	1,968		6,883
Changes in scope of consolidation	(1)		—	—	—		(1)
Increases in provisions	213	(a)	189	393	554	(b)	1,349
Provisions utilized	(285)	(a)	(102)	(3)	(132)		(522)
Reversals of unutilized provisions	(209)	(a)	(3)	(15)	(511)	(d)	(738)
Transfers	92		(3)	(411)	168		(154)
Net interest related to employee benefits, and unwinding of discount	83		5	3	18		109
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	35		8	1	6		50
Actuarial gains and losses on defined-benefit plans(c)	377		—	—	—		377
Balance at December 31, 2019	3,827		855	600	2,071		7,353
Changes in scope of consolidation	(3)		—	—	8		5
Increases in provisions	253	(a)	169	688	369		1,479
Provisions utilized	(566)	(a)	(109)	(5)	(113)		(793)
Reversals of unutilized provisions	(233)	(a)	(5)	(42)	(245)		(525)
Transfers	12		—	(369)	(64)		(421)
Net interest related to employee benefits, and unwinding of discount	57		2	1	8		68
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	(117)		(33)	(5)	(59)		(214)
Actuarial gains and losses on defined-benefit plans(c)	267		—	—	—		267
Balance at December 31, 2020	3,497		879	868	1,975		7,219
(a) In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments..
(b) Amounts charged during the period include changes to estimates of future expenditures on environmental risks.
(c) Amounts recognized in Other comprehensive income (see Note D.15.7.).
(d) This amount mainly comprises a reversal of a provision resulting from a settlement of litigation (see Note D.28.).

Summary of Financial and Demographic Assumptions
Those calculations were based on the following financial and demographic assumptions:

	2020						2019					2018
	France	Germany		USA	UK		France	Germany		USA	UK	France	Germany		USA	UK
Discount rate(a)/(b)	0.00% or 0.55%	0.00% or 0.55%		2.40%	1.35%		0.25% or 0.75%	0.25% or 0.75%		3.00%	2.00%	1.25% or 1.75%	1.25% or 1.75%		4.00%	3.00%
General inflation rate(c)	1.45%	1.45%		2.00%	2.95%		1.30%	1.30%		2.00%	2.85%	1.50%	1.50%		2.00%	3.10%
Pension benefit indexation	1.45%	1.45%		—	2.85%		1.25% to 2.25%	1.30%		—	2.80%	1.25% to 2.25%	1.50%		—	3.00%
Healthcare cost inflation rate	—	—	(d)	3.50% to 4.50%	4.45%	(e)	2.00%	—	(d)	5.52%	4.35%	2.00%	—	(d)	5.66%	1.50%
Retirement age	62 to 67	62		55 to70	60 to 65		62 to 67	62		55 to 70	60 to 65	62 to 67	62		55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G		RP2012 Proj. G. Scale MP2019 White Collar	SAPS S2		TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2016	SAPS S2
(a) The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b) The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c) Inflation for the euro zone is determined using a multi-criterion method.
(d) No post-employment healthcare benefits are provided in Germany.
(e) Healthcare cost inflation rate in the United Kingdom of 1.50% above the general inflation rate.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2020				2019				2018
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	13	16	16	18	13	15	14	17	13	15	13	17

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions	The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+140	+272	+171	+337
General inflation rate	+0.50%	+64	+377	+1	+216
Pension benefit indexation	+0.50%	+71	+367	—	+160
Healthcare cost inflation rate	+0.50%	—	—	+14	—
Mortality table	+1 year	+41	+83	+55	+154

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2020	2019	2018
Measurement of the obligation:
Beginning of period	13,322	12,055	13,012
Current service cost	218	199	231
Interest cost	194	293	260
Actuarial losses/(gains) due to changes in demographic assumptions	41	(61)	204
Actuarial losses/(gains) due to changes in financial assumptions	946	1,481	(841)
Actuarial losses/(gains) due to experience adjustments	(24)	(119)	(14)
Plan amendments, curtailments or settlements not specified in the terms of the plan(a)	(945)	(259)	(96)
Plan settlements specified in the terms of the plan	(75)	(78)	(83)
Benefits paid	(545)	(504)	(647)
Changes in scope of consolidation and transfers	(12)	13	(46)
Currency translation differences	(443)	302	75
Obligation at end of period	12,677	13,322	12,055
Fair value of plan assets:
Beginning of period	9,651	8,610	9,106
Interest income on plan assets	138	211	190
Difference between actual return and interest income on plan assets	696	926	(450)
Administration costs	(14)	(7)	(8)
Plan settlements specified in the terms of the plan	(75)	(78)	(83)
Plan settlements not specified in the terms of the plan	(739)	(64)	(78)
Contributions from plan members	6	6	6
Employer’s contributions	490	250	392
Benefits paid	(469)	(470)	(510)
Changes in scope of consolidation and transfers	—	—	6
Currency translation differences	(326)	267	39
Fair value of plan assets at end of period	9,358	9,651	8,610
Net amount shown in the balance sheet:
Net obligation	3,319	3,671	3,445
Effect of asset ceiling	1	1	—
Net amount shown in the balance sheet at end of period	3,320	3,672	3,445
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)	(177)	(155)	(77)
Obligations provided for	3,497	3,827	3,522
Net amount recognized at end of period	3,320	3,672	3,445
Benefit cost for the period:
Current service cost	218	199	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan(a)	(206)	(195)	(18)
Net interest (income)/cost	57	83	70
Contributions from plan members	(7)	(6)	(6)
Administration costs and taxes paid during the period	14	7	8
Expense recognized directly in profit or loss	76	88	285
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	267	377	(201)
Expense/(gain) for the period	343	465	84
(a) For 2019, this line mainly comprises the favorable impact of the amendment to the remaining top-up pension plan, following the application of the Pacte law in France. For 2020, it mainly comprises a reduction in post-employment benefit liabilities following the announcement of voluntary redundancy programs, primarily in Europe.

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2020	France	Germany	USA	UK	Other	Total
Measurement of obligation	1,999	3,580	2,091	3,561	1,446	12,677
Fair value of plan assets	906	2,661	1,077	3,536	1,178	9,358
Effect of asset ceiling	—	—	—	—	1	1
Net amount shown in the balance sheet at end of period	1,093	919	1,014	25	269	3,320

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2019	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,077	3,470	2,948	3,388	1,439	13,322
Fair value of plan assets	956	2,516	1,774	3,258	1,147	9,651
Effect of asset ceiling	—	—	—	—	1	1
Net amount shown in the balance sheet at end of period	1,121	954	1,174	130	293	3,672

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2018	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,091	3,262	2,597	2,858	1,247	12,055
Fair value of plan assets	931	2,217	1,622	2,862	978	8,610
Net amount shown in the balance sheet at end of period	1,160	1,045	975	(4)	269	3,445

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2020	2019	2018
Securities quoted in an active market	94.8%	87.4%	99.2%
Cash and cash equivalents	3.5%	1.8%	1.4%
Equity instruments	24.8%	22.6%	22.3%
Bonds and similar instruments	59.9%	55.8%	66.5%
Real estate	3.4%	3.8%	4.2%
Commodities	0.9%	0.9%	0.7%
Other	2.3%	2.5%	4.1%
Other securities	5.2%	12.6%	0.8%
Hedge funds	0.4%	—%	—%
Insurance policies	4.8%	12.6%	0.8%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2020	France	Germany	USA	UK	Other	Total
Current service cost	62	49	51	—	56	218
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(94)	10	(123)	—	1	(206)
Net interest cost/(income) including administration costs and taxes paid during the period	9	13	34	5	10	71
Contributions from plan members	—	—	—	—	(7)	(7)
Expense/(gain) recognized directly in profit or loss	(23)	72	(38)	5	60	76
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	24	121	22	115	(15)	267
Expense/(gain) for the period	1	193	(16)	120	45	343

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2019	France	Germany	USA	UK	Other	Total
Current service cost	62	42	42	—	53	199
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(193)	13	(12)	(2)	(1)	(195)
Net interest cost/(income) including administration costs and taxes paid during the period	20	17	40	2	11	90
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	(111)	72	70	—	57	88
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	89	(4)	148	133	11	377
Expense/(gain) for the period	(22)	68	218	133	68	465

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2018	France	Germany	USA	UK	Other	Total
Current service cost	78	51	46	—	56	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(5)	(20)	3	5	(1)	(18)
Net interest cost/(income) including administration costs and taxes paid during the period	17	12	35	4	10	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	90	43	84	9	59	285
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(155)	(13)	(38)	7	(2)	(201)
Expense/(gain) for the period	(65)	30	46	16	57	84

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2020				2019				2018
	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period(a)	(24)	(121)	(22)	(115)	(89)	5	(148)	(133)	155	13	38	(7)
Comprising:
Gains/(losses) on experience adjustments(b)	26	76	214	341	149	331	210	242	21	(154)	(131)	(118)
Gains/(losses) on demographic assumptions	20	—	(42)	(14)	—	—	—	63	(7)	(67)	7	(144)
Gains/(losses) on financial assumptions	(70)	(197)	(194)	(442)	(238)	(326)	(358)	(438)	141	234	162	255
(a) Gains and losses arising from changes in assumptions are due primarily to changes in the discount rate.
(b) Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

Summary of Net Pre-tax Actuarial Loss
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2020	2019	2018
Net pre-tax actuarial loss	(3,471)	(3,207)	(2,834)

Summary of Present Value of Pension and Other Post Employement Benefits
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2020	2019	2018
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	11,543	12,057	10,995
Present value of unfunded obligations	1,134	1,265	1,060
Total	12,677	13,322	12,055

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items
The total expense for pensions and other post-employment benefits (€76 million in 2020) is allocated between income statement line items as follows:

(€ million)	2020	2019	2018
Cost of sales	75	46	67
Research and development expenses	62	25	77
Selling and general expenses	(34)	(22)	84
Other operating (income)/expenses, net	(18)	(3)	(21)
Restructuring costs	(66)	(41)	8
Financial expenses	57	83	70
Total	76	88	285

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2021 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2021 (estimate):
2021	—	—	—	3	39	42

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for the next ten years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2021	145	186	95	119	62	607
2022	64	190	88	122	53	517
2023	74	195	88	126	56	539
2024	84	199	91	130	60	564
2025	80	203	85	134	58	560
2026 to 2029	529	1,024	439	734	340	3,066

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans
The table below shows estimates as of December 31, 2020 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,134	61	99	102	872

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2020	2019	2018
Balance, beginning of period	1,390	1,572	1,086
Of which:
•Classified in non-current liabilities	600	632	514
•Classified in current liabilities	790	940	572
Change in provisions recognized in profit or loss for the period	767	760	1,035
Provisions utilized	(663)	(897)	(605)
Transfers	20	(51)	54
Unwinding of discount	1	3	—
Currency translation differences	(16)	3	2
Balance, end of period	1,499	1,390	1,572
Of which:
•Classified in non-current liabilities	868	600	632
•Classified in current liabilities	631	790	940

Timing of Future Termination Benefit Payments
The timing of future termination benefit payments is as follows:

December 31, 2020	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	889	295	457	124	13
•Other countries	371	195	149	18	9
Total	1,260	490	606	142	22

December 31, 2019		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	694	314	268	110	2
•Other countries	431	343	79	6	3
Total	1,125	657	347	116	5

December 31, 2018		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	623	302	242	71	8
•Other countries	272	187	62	6	17
Total	895	489	304	77	25

Summary of Other Provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2020	2019	2018
Environmental risks	713	737	680
Product liability risks, litigation and other	1,262	1,334	1,288
Total	1,975	2,071	1,968

Current Provisions and Other Current Liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2020	2019	2018
Taxes payable, other than corporate income taxes	347	361	393
Employee-related liabilities	2,042	1,978	1,989
Restructuring provisions (see Note D.19.2.)	631	790	940
Interest rate derivatives (see Note D.20.)	—	2	—
Currency derivatives (see Note D.20.)	205	87	90
Amounts payable for acquisitions of non-current assets	467	413	497
Customer contract liabilities(a)	252	—	—
Other current liabilities(b)	6,188	6,072	5,060
Total	10,132	9,703	8,969
(a) See Note A.7., "Agreements relating to the recombinant Covid-19 vaccine candidate developed by Sanofi in collaboration with GSK".
(b) As of December 31, 2019, the "Other current liabilities" line included $315 million deposited by Sanofi in an escrow account, the release of which occurred in March 2020 following the signature of a settlement agreement in the CVR litigation between Sanofi and the Trustee.